Financial Instruments - Summary of changes in embedded derivatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Balance at the start of the period	$ 9.5
Closing balance at the end of the period	26.0	$ 9.5
Embedded derivatives [member] | Opco Notes [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Balance at the start of the period	27.8	9.1
Gains/losses recognized in income statement	25.9	18.7
Closing balance at the end of the period	53.6	27.8
Embedded derivatives [member] | Holdco Notes [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Balance at the start of the period	6.0	7.6
Gains/losses recognized in income statement	6.1	(1.6)
Closing balance at the end of the period	$ 12.1	$ 6.0